Future Maturities of Financing Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 920
2014	773
2015	606
2016	335
2017	235
Thereafter
Future Maturities of Financing leases Total	$ 2,869